SIGNIFICANT TRANSACTIONS (Details) $ in Millions, ₨ in Billions, ৳ in Billions					1 Months Ended	3 Months Ended			6 Months Ended
	Jun. 08, 2022 USD ($)	Apr. 12, 2022 USD ($) installment	Apr. 12, 2022 PKR (₨) installment	Mar. 31, 2022 USD ($) numberOfMegahertz	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	[1]	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	[1]	Mar. 31, 2021 USD ($) numberOfMegahertz	Mar. 31, 2021 BDT (৳) numberOfMegahertz	Feb. 28, 2021 numberOfMegahertz
Disclosure of subsidiaries [line items]
Gains (losses) recognised when control of subsidiary is lost | $						$ (31)	$ 0		$ (32)	$ 0
Transfer to income statement on disposal of subsidiary | $						41			41
Foreign currency translation
Disclosure of subsidiaries [line items]
Transfer to income statement on disposal of subsidiary | $						$ 41			$ 41
VEON Georgia LLC
Disclosure of subsidiaries [line items]
Gains (losses) recognised when control of subsidiary is lost | $	$ (30)
VEON Georgia LLC | Foreign currency translation
Disclosure of subsidiaries [line items]
Transfer to income statement on disposal of subsidiary | $	41
Banglalink
Disclosure of subsidiaries [line items]
Spectrum, frequency band | numberOfMegahertz												40	40	30.6
Spectrum cost												$ 115	৳ 10
OTM
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					67.00%
Consideration paid (received) | $					$ 16
1800 MHz spectrum | Banglalink
Disclosure of subsidiaries [line items]
Frequency bands | numberOfMegahertz												1,800	1,800
Spectrum, frequency band | numberOfMegahertz												4.4	4.4
2100 MHz spectrum | Banglalink
Disclosure of subsidiaries [line items]
Frequency bands | numberOfMegahertz												2,100	2,100
Spectrum, frequency band | numberOfMegahertz												5	5
Banglalink
Disclosure of subsidiaries [line items]
New spectrum admission fee | $				$ 205
Spectrum maturity, term				11 years
Banglalink | 40 MHz spectrum
Disclosure of subsidiaries [line items]
Frequency bands | numberOfMegahertz				40
Banglalink | 2300 MHz spectrum
Disclosure of subsidiaries [line items]
Frequency bands | numberOfMegahertz				2,300
Jazz | Telecommunications licenses, frequencies and permissions
Disclosure of subsidiaries [line items]
License renewal fee		$ 486	₨ 45
License term		15 years	15 years
Proportion of license fee settled, percent		50.00%	50.00%
License fee, number of installments | installment		5	5
VEON Georgia Holdings B.V. | VEON Georgia LLC
Disclosure of subsidiaries [line items]
Consideration paid (received) | $	$ (45)
Banglalink
Disclosure of subsidiaries [line items]
Spectrum, frequency band | numberOfMegahertz												9.4	9.4

[1]	Prior period comparatives are adjusted following the classification of Algeria as a discontinued operation (see Note 5).